SHARE-BASED COMPENSATION - Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share options.
Weighted average assumptions used in the BSM pricing model for grants made
Dividend yield (as a percent)	0.00%	0.00%	0.00%
Expected annual volatility (as a percent)			42.10%
Risk-free interest rate (as a percent)			1.28%
Expected life of the awards (years)			7 years 2 months 26 days
Synthetic Options And PSU's
Weighted average assumptions used in the BSM pricing model for grants made
Dividend yield (as a percent)	0.00%	0.00%	0.00%
Synthetic Options And PSU's | Minimum
Weighted average assumptions used in the BSM pricing model for grants made
Business unit's expected annual volatility (as a percent)	30.50%	30.90%	30.20%
Expected annual volatility (as a percent)		47.00%	39.00%
Risk-free interest rate (as a percent)	9.11%	1.54%	0.29%
Synthetic Options And PSU's | Maximum
Weighted average assumptions used in the BSM pricing model for grants made
Business unit's expected annual volatility (as a percent)	86.00%	75.20%	78.50%
Expected annual volatility (as a percent)		51.40%	42.00%
Risk-free interest rate (as a percent)	12.78%	8.83%	1.00%